Accounts Receivable, Net (Details) - Accounts Receivable [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable, Net [Line Items]
Accounts receivable net from joint ventures	$ 1,363,517	$ 1,493,591
Allowance for credit losses	190,322	51,312
Past Due for More than 90 Days [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable, net	$ 1,586,814	$ 1,530,806